Borrowings - Schedule of current and non-current borrowings (Details) - GBP (£) £ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Current
Bank loans	£ 488	£ 460
Bonds	1,828	2,841
Commercial paper	2,226	1,444
Lease liabilities	120	114
Current portion of non-current borrowings	4,662	4,859
Non-current
Bank loans	1,834	2,434
Bonds	40,334	39,114
Lease liabilities	709	665
Non-current portion of non-current borrowings	42,877	42,213
Total borrowings	£ 47,539	£ 47,072	£ 42,985